Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 03, 2019	Mar. 03, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 21, 2016
Accounting Policies [Abstract]
Common Stock, par value (in Dollars per share)							$ 0.001
Common Stock authorized (in Shares)							360,000,000
Reverse split ratio	the Company filed a certificate of amendment to the Company’s articles of incorporation (the “Amendment”) to effect the Reverse Split with the Secretary of State of Nevada. The Financial Industry Regulatory Authority (“FINRA”) informed the Company that the Reverse Split was effective on May 8, 2019. All shares and related financial information in this Form 10-K reflect this 1-for-18 reverse stock split.	The Financial Industry Regulatory Authority (“FINRA”) informed the Company that the Reverse Split was effective on May 8, 2019. All shares and related financial information in this Form 10-K reflect this 1-for-18 reverse stock split.
Cash and cash equivalents			$ 2,717,936		$ 5,828,548	$ 4,273,208
Restricted cash equivalents			714,652		736,667	728,163
Impairment of equity investments			$ 0	$ 0	$ 0	961,217
Labor pension fund percentage			6.00%
Percentage of monthly contribution			6.00%		6.00%
Employee benefits			$ 3,337	2,503	$ 0	72,705
Employee stock-based compensation expenses			0	0	2,675,205	1,623,102
Non-employee stock-based compensation expenses			$ 4,692,003	$ 225,740	2,631,550	2,523,877
Benefit percentage			50.00%
Employee benefits amount					$ 11,375	$ 13,961